Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2022 and 2021 consist of the following:

	31/12/22	31/12/21
Provision for legal claims	8,626	9,403
Provision for tax claims	64	229
Provision for warranties	3,114	2,839
Termination indemnities for sales agents	742	940
Total provisions	12,546	13,411
Less current portion	(3,114)	(2,839)
Non-current portion	9,432	10,572

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2022 and 2021 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Total
Balance as at December 31, 2020	12,865	360	3,745	1,049	18,019
Provisions made during the year	1,110	—	455	237	1,802
Provisions used during the year	(4,572)	(105)	(1,339)	(346)	(6,362)
Provisions reversed during the year	—	(26)	(22)	—	(48)
Balance as at December 31, 2021	9,403	229	2,839	940	13,411
Provisions made during the year	4,785	—	1,774	75	6,634
Provisions used during the year	(4,888)	(165)	(1,499)	(273)	(6,825)
Provisions reversed during the year	(674)	—	—	—	(674)
Balance as at December 31, 2022	8,626	64	3,114	742	12,546